Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2026		December 31, 2025
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$352,624	$352,624	$402,783	$402,783
Restricted cash	$189	$189	$186	$186
Other investments	$116,480	$116,480	$10,483	$10,483
Amounts due from related parties, short-term	$1,960	$1,960	$1,720	$1,720
Amounts due from related parties, long-term	$7,142	$7,142	$7,142	$7,142
Amounts due to related parties, short-term	$(36,221)	$(36,221)	$(23,484)	$(23,484)
Senior unsecured bonds, net	$(324,906)	$(338,587)	$(294,392)	$(299,814)
Credit facilities and financial liabilities, including current portion, net	$(1,627,843)	$(1,649,725)	$(1,535,334)	$(1,557,238)
Fair value of derivatives, including current portion	$(565)	$(565)	$(2,261)	$(2,261)

Fair Value Measurements - Fair Value Measurements on a Nonrecurring Basis

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2026 and December 31, 2025.

	Fair Value Measurements as at June 30, 2026
	Total	Level I	Level II	Level III
Cash and cash equivalents	$352,624	$352,624	$—	$—
Restricted cash	$189	$189	$—	$—
Other investments	$116,480	$116,480	$—	$—
Amounts due from related parties, short-term	$1,960	$—	$1,960	$—
Amounts due from related parties, long-term	$7,142	$—	$7,142	$—
Amounts due to related parties, short-term	$(36,221)	$—	$(36,221)	$—
Senior unsecured bonds, net	$(338,587)	$(338,587)	$—	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,649,725)	$—	$(1,649,725)	$—

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$402,783	$402,783	$—	$—
Restricted cash	$186	$186	$—	$—
Other investments	$10,483	$10,483	$—	$—
Amounts due from related parties, short-term	$1,720	$—	$1,720	$—
Amounts due from related parties, long-term	$7,142	$—	$7,142	$—
Amounts due to related parties, short-term	$(23,484)	$—	$(23,484)	$—
Senior unsecured bonds, net	$(299,814)	$(299,814)	$—	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,557,238)	$—	$(1,557,238)	$—

(1)
The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities, financial liabilities, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

Fair Value Measurements - Fair Value of Vessel Measured at Fair Value on a Non-recurring Basis

As at March 31, 2026, the estimated fair value of the Company’s vessel measured at fair value on a non-recurring basis, was based on the concluded sale price and was categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at March 31, 2026
	Total	Level I	Level II	Level III
Vessels, net	$10,088	$—	$10,088	$—

As at June 30 and March 31, 2025, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis was categorized based upon the applicable fair value hierarchy. The fair value as at June 30, 2025 was determined based on a third party valuation report and the fair value as at March 31, 2025 was determined based on the concluded sale price.

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$30,000	$—	$30,000	$—

	Fair Value Measurements as at March 31, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$8,051	$—	$8,051	$—

Fair Value Measurements - Summary of Terms of Swap Transaction and Respective Fair Value Amount

Derivative liabilities:

Effective date	Termination date	Notional amount on effective date	Fixed rate	Fair value as at June 30, 2026 (Level II)	Fair value as at December 31, 2025 (Level II)
1/27/2025	3/26/2029	$87,860	4.12%	$565	$2,261
Total fair value of derivatives, including current portion				$565	$2,261

Fair Value Measurements - Summary of Amount Recognized in Other Comprehensive Loss

	Amount recognized in other comprehensive income/ (loss)
	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Unrealized gain/ (loss) on cash flow hedges	$971	$(543)	$1,696	$(2,314)
Total other comprehensive income/ (loss)	$971	$(543)	$1,696	$(2,314)